Other Payables	12 Months Ended
Dec. 31, 2017
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Other Payables
18.	Other Payables

Other payables as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Accounts payable	￦	854,623	800,374
Accrued expenses		665,295	653,923
Dividend payable		7,770	7,213
Finance lease liabilities		24,523	17,763
Withholdings		299,448	274,188

	￦	1,851,659	1,753,461

Non-current
Accounts payable	￦	6,823	4,632
Accrued expenses		41,082	14,234
Finance lease liabilities		89,886	75,255
Long-term withholdings		70,768	53,629

	￦	208,559	147,750